Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2017
Assets pledged and collateral	Assets pledged
end of	2017	2016
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	130,038	122,805
of which encumbered	73,189	83,473

Fair value of collateral received with the right to sell or repledge
Collateral
end of	2017	2016
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	433,190	402,690
of which sold or repledged	212,155	184,066	[1]
1 Prior period has been corrected.

Schedule of Other Assets Pledged and Collateral
Other information
end of	2017	2016
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,969	27,590
Swiss National Bank required minimum liquidity reserves	2,043	2,001

Bank
Assets pledged and collateral	Assets pledged
end of	2017	2016
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	130,038	122,811
of which encumbered	73,189	83,478

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2017	2016
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	433,190	402,702
of which sold or repledged	212,155	184,078

Schedule of Other Assets Pledged and Collateral
Other information
end of	2017	2016
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,928	27,590
Swiss National Bank required minimum liquidity reserves	2,043	2,001